Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, net

Intangible assets, net as of December 31, 2024 and 2023 consisted of the following:

	December 31,
	2024	2023
	US$	US$

Software	-	22,778,055
Developed technologies	5,853,354	5,853,354
Trade names and trademarks	7,043,640	7,043,640
Total	12,896,994	35,675,049
Less: accumulated amortization	(9,510,877)	(26,483,336)
Intangible assets, net	3,386,117	9,191,713

Schedule of estimated future amortization expense

As of December 31, 2024, the estimated future amortization expense for each of the next five years and thereafter was as follows:

Amortization
US$
For the year ending December 31,
2025	1,540,557
2026	1,540,557
2027	305,003
2028	-
Thereafter	-
Total	3,386,117